U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Janus Aspen Series
     100 Fillmore Street
     Denver, CO 80206-4923

2.   Name of each series or class of funds for which this notice is filed:

     Janus Aspen Series - Aggressive Growth Portfolio
     Janus Aspen Series - Balanced Portfolio
     Janus Aspen Series - Flexible Income Portfolio
     Janus Aspen Series - Growth Portfolio
     Janus Aspen Series - Short-Term Bond Portfolio
     Janus Aspen Series - Worldwide Growth Portfolio
     Janus Aspen Series - International Growth Portfolio
     Janus Aspen Series - Money Market Portfolio

3.   Investment Company Act File Number:  811-7736

     Securities Act File Number:  33-63212

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                             [ ]


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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year (excluding sales to registered separate accounts):

     578,632.257 shares for $8,094,728.51

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 (excluding sales to registered separate accounts):

     578,632.257  shares for $8,094,728.51

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7) (excluding sales to registered separate accounts):

     4,606.764  shares for $63,646.44

12.  Calculation of registration fee:

     (i)       Aggregate sale price of securities sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):                                          $ 8,094,728.51

     (ii)      Aggregate  price of shares  issued in  connection  with  dividend
               reinvestment plans (from Item 11, if applicable):                               +    63,646.44

     (iii)     Aggregate  price of shares  redeemed  or  repurchased  during the
               fiscal year (if applicable):                                                    -   611,225.43

     (iv)      Aggregate  price of shares redeemed or repurchased and previously applied as a reduction to filing fees  pursuant to rule 24e-2 (if
               applicable):                                                                    +            0

     (v)       Net  aggregate  price of  securities  sold and issued  during the fiscal year in reliance on rule 24f-2 [line (i),  plus line (ii),
               less line (iii),  plus line (iv)] (if  applicable):                               7,547,149.52

     (vi)      Multiplier  prescribed by Section 6(b) of the  Securities  Act of
               1933 or other applicable law or regulation (see instruction C.6):                x      1/2900

     (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:                               2,602.47
                                                                                                     ========

Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             [X]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 28, 1996

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)               /s/ David C. Tucker
                                            Name:  David C. Tucker
                                            Title:  Vice President

     Date:  February 28, 1996